Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	27,975	9,280